Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
Results of operations classified as discontinued operations:

	Three Months Ended September 30,
	2016	2015
Revenues	$—	$4,130
Cost of watchpoints and engagement points	—	(2,022)
Selling, general and administrative expenses	(36)	(7,866)
Loss before income taxes	(36)	(5,758)

Income taxes (see Note 13, Income Taxes)	—	(22)
Net loss	$(36)	$(5,780)

Current assets and non-current assets used in discontinued operations:

	September 30, 2016	June 30, 2016
Current assets:
Accounts receivable, net	$20	$39
Prepaid expenses	—	—
Current assets of discontinued operations	$20	$39

Non-current assets:
Property and equipment, net	$—	$—
Intangible assets, net	—	—
Goodwill	—	—
Other assets	—	—
Non-current assets of discontinued operations	$—	$—

Current liabilities and non-current liabilities used in discontinued operations:

	September 30, 2016	June 30, 2016
Current liabilities:
Accounts payable and accrued expenses	$2,609	$2,634
Reward points payable		—
Current portion of loan payable	221	217
Current liabilities of discontinued operations	$2,830	$2,851

Non-current liabilities:
Other long-term liabilities	$—	$—
Non-current liabilities of discontinued operations	$—	$—

Results of operations classified as discontinued operations:

	Year Ended June 30,
In thousands of U.S. dollars	2016	2015

Revenues	$5,321	$19,852
Cost of watch points and engagement points	(3,416)	(9,574)
Selling, general and administrative expenses	(12,553)	(43,203)
Operating loss	(10,648)	(32,925)

Other expense:
Other income, net	4,169	—
Total other expense, net	4,169	—

Net loss before provision for income taxes	(6,479)	(32,925)

Income tax expense	(43)	(87)

Net loss from discontinued operations, net of tax	$(6,522)	$(33,012)

Schedule of Cash Flows from Discontinued Operations
Cash flows used in discontinued operations:

	Year Ended June 30,
In thousands of U.S. dollars	2016	2015
Net cash used in operating activities	$(15,998)	$(17,984)
Net cash used in investing activities	—	(843)
Net cash used in discontinued operations	$(15,998)	$(18,827)

Schedule of Assets Used In Discontinued Operations
Current assets and Non-current assets used in discontinued operations:

In thousands of U.S. dollars	June 30, 2016	June 30, 2015

Current assets:
Accounts receivable, net	$39	$3,281
Prepaid expenses	—	150
Current assets of discontinued operations	$39	$3,431

Non-current assets:
Property and equipment, net	$—	$114
Intangible assets, net	—	2,630
Goodwill	—	11,111
Other assets	—	40
Non-current assets of discontinued operations	$—	$13,895

Schedule of Liabilities Used In Discontinued Operations
Current liabilities and Non-current liabilities used in discontinued operations:

In thousands of U.S. dollars	June 30, 2016	June 30, 2015

Current liabilities:
Accounts payable and accrued expenses	$2,634	$4,249
Reward points payable	—	9,029
Current portion of loan payable	217	—
Current liabilities of discontinued operations	$2,851	$13,278

Non-current liabilities:
Other long-term liabilities	$—	$538
Non-current liabilities of discontinued operations	$—	$538